Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income [Line Items]
Depreciation for the year	¥ 19,473	¥ 18,342	¥ 17,658
Operating costs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income [Line Items]
Depreciation for the year	822	791	199
Selling expenses [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income [Line Items]
Depreciation for the year	5,106	5,778	7,350
General and administrative expenses [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income [Line Items]
Depreciation for the year	¥ 13,545	¥ 11,773	¥ 10,109